Condensed Consolidated Statements of Change in Shareholders' Equity (Unaudited)	Common Stock [Member] SGD ($) shares	Subscription Receivable [Member] SGD ($)	Additional Paid-in Capital [Member] SGD ($)	Share Application Monies [Member] SGD ($)	Retained Earnings [Member] SGD ($)	AOCI Attributable to Parent [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022	$ 2,060		$ 3,447,940		$ (3,126,959)			$ 323,041
Balance, shares at Dec. 31, 2022 | shares	14,463,661
Net loss					(1,033,967)			(1,033,967)
Balance at Jun. 30, 2023	$ 2,060		3,447,940		(4,160,926)			(710,926)
Balance, shares at Jun. 30, 2023 | shares	14,463,661
Balance at Dec. 31, 2023	$ 2,060		14,243,630		(10,697,832)	(1,200)		3,546,658
Balance, shares at Dec. 31, 2023 | shares	16,225,961
Net loss					(2,253,236)		$ (1,662,659)	(2,253,236)
Other comprehensive losses						(4,655)		(4,655)
Balance at Jun. 30, 2024	$ 2,060		$ 14,243,630		$ (12,951,068)	$ (5,855)	$ 950,980	$ 1,288,767
Balance, shares at Jun. 30, 2024 | shares	16,225,961